Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
May 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-3.03%
General Dynamics Corp., 3.63%, 04/01/2030	$200,000	$193,969
General Electric Co., 4.30%, 07/29/2030	180,000	178,951
HEICO Corp., 5.25%, 08/01/2028	190,000	193,280
Howmet Aerospace, Inc., 3.00%, 01/15/2029	190,000	183,292
RTX Corp., 4.13%, 11/16/2028	180,000	178,876
		928,368
Automobiles-0.66%
PACCAR Financial Corp., 4.60%, 01/31/2029	200,000	202,628
Banks-8.02%
Capital One N.A., 4.65%, 09/13/2028	190,000	190,683
Citibank N.A., 5.80%, 09/29/2028	165,000	170,601
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	190,000	189,497
Huntington National Bank (The), 5.65%, 01/10/2030	190,000	196,286
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	190,000	192,673
PNC Bank N.A., 4.05%, 07/26/2028	200,000	198,138
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	190,000	177,310
Regions Financial Corp., 1.80%, 08/12/2028	200,000	188,699
Truist Bank, 2.25%, 03/11/2030	210,000	191,645
Truist Financial Corp.
3.88%, 03/19/2029	200,000	196,419
1.95%, 06/05/2030(c)	210,000	190,029
U.S. Bancorp, 1.38%, 07/22/2030	205,000	180,534
Wells Fargo & Co., 4.15%, 01/24/2029	200,000	198,666
		2,461,180
Beverages-1.29%
Coca-Cola Co. (The), 2.25%, 01/05/2032(c)	220,000	197,161
PepsiCo, Inc., 2.75%, 03/19/2030	210,000	198,335
		395,496
Biotechnology-1.28%
AbbVie, Inc., 3.20%, 11/21/2029	200,000	192,092
Gilead Sciences, Inc., 4.40%, 05/20/2029	200,000	200,070
		392,162
Capital Markets-6.67%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	190,000	190,716
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	190,000	183,010
BlackRock, Inc., 1.90%, 01/28/2031	195,000	174,234
CME Group, Inc., 4.40%, 03/15/2030	195,000	195,042
FMR LLC, 7.57%, 06/15/2029(b)	170,000	183,937
Franklin Resources, Inc., 1.60%, 10/30/2030(c)	220,000	194,287
Goldman Sachs Group, Inc. (The), 3.80%, 03/15/2030	200,000	194,086
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	180,000	174,394
Morgan Stanley, 3.59%, 07/22/2028	180,000	178,225
Northern Trust Corp., 1.95%, 05/01/2030	205,000	186,919
State Street Corp., 4.83%, 04/24/2030	190,000	192,583
		2,047,433
Chemicals-2.47%
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	180,000	180,445
Ecolab, Inc., 4.80%, 03/24/2030	180,000	181,965
	Principal Amount	Value
Chemicals-(continued)
Linde, Inc., 1.10%, 08/10/2030	$225,000	$197,292
Momentive Performance Materials, Inc. (South Korea), 4.13%, 10/22/2028(b)	200,000	198,403
		758,105
Communications Equipment-0.58%
Cisco Systems, Inc., 4.85%, 02/26/2029	175,000	177,688
Consumer Finance-0.55%
American Express Co., 4.05%, 05/03/2029	170,000	169,218
Consumer Staples Distribution & Retail-1.80%
Costco Wholesale Corp., 1.60%, 04/20/2030	200,000	181,327
Target Corp., 3.38%, 04/15/2029	200,000	195,296
Walmart, Inc., 1.80%, 09/22/2031	200,000	177,062
		553,685
Distributors-0.58%
Ferguson Finance PLC, 4.50%, 10/24/2028(b)	180,000	179,472
Electric Utilities-7.37%
Alabama Power Co., 3.05%, 03/15/2032	195,000	179,301
Commonwealth Edison Co., 4.55%, 06/01/2031	190,000	189,492
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	200,000	203,149
Duke Energy Florida LLC, 2.50%, 12/01/2029	200,000	187,468
Entergy Texas, Inc., 1.75%, 03/15/2031	215,000	188,209
Florida Power & Light Co., 2.45%, 02/03/2032	200,000	178,877
MidAmerican Energy Co., 3.65%, 04/15/2029	202,000	198,171
Narragansett Electric Co. (The), 3.40%, 04/09/2030(b)	190,000	181,825
National Rural Utilities Cooperative Finance Corp., Series D, 4.15%, 08/25/2028	190,000	188,955
Southern California Edison Co., 5.15%, 06/01/2029	180,000	181,883
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	190,000	191,911
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	190,000	191,472
		2,260,713
Electrical Equipment-0.64%
Emerson Electric Co., 2.00%, 12/21/2028	208,000	196,979
Energy Equipment & Services-1.90%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/2031	200,000	196,798
Halliburton Co., 2.92%, 03/01/2030	200,000	188,352
Schlumberger Holdings Corp., 4.30%, 05/01/2029(b)	200,000	199,194
		584,344
Entertainment-1.22%
Netflix, Inc., 5.88%, 11/15/2028	190,000	196,904
Walt Disney Co. (The), 2.65%, 01/13/2031	191,000	177,088
		373,992
Financial Services-2.96%
Atlas Warehouse Lending Co. L.P., 4.63%, 11/15/2028(b)	180,000	177,812
Mastercard, Inc., 3.35%, 03/26/2030	185,000	178,544
Nuveen LLC, 4.00%, 11/01/2028(b)	189,000	187,334
PayPal Holdings, Inc., 2.85%, 10/01/2029	190,000	179,629
Visa, Inc., 2.05%, 04/15/2030	200,000	184,284
		907,603
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Food Products-2.49%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	$200,000	$191,317
Cargill, Inc., 2.13%, 11/10/2031(b)	210,000	185,025
Hormel Foods Corp., 1.80%, 06/11/2030(c)	205,000	184,630
Kellanova, Series B, 7.45%, 04/01/2031	180,000	202,049
		763,021
Gas Utilities-1.24%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	190,000	184,678
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	210,000	196,980
		381,658
Ground Transportation-1.86%
CSX Corp., 4.25%, 03/15/2029	190,000	189,415
Norfolk Southern Corp., 3.80%, 08/01/2028	190,000	187,894
Ryder System, Inc., 5.25%, 06/01/2028	190,000	192,899
		570,208
Health Care Equipment & Supplies-2.44%
Boston Scientific Corp., 2.65%, 06/01/2030	210,000	195,467
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	205,000	192,522
Edwards Lifesciences Corp., 4.30%, 06/15/2028	180,000	179,516
Stryker Corp., 1.95%, 06/15/2030	200,000	181,056
		748,561
Health Care Providers & Services-2.95%
Ascension Health, Series B, 2.53%, 11/15/2029	189,000	177,272
Cigna Group (The), 4.38%, 10/15/2028	180,000	179,832
CommonSpirit Health, 3.35%, 10/01/2029	185,000	177,267
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)	190,000	192,084
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	191,000	178,459
		904,914
Health Care REITs-0.65%
Ventas Realty L.P., 4.40%, 01/15/2029	200,000	199,167
Hotels, Restaurants & Leisure-0.59%
Airbnb, Inc., 4.40%, 03/16/2029	180,000	179,714
Household Durables-1.23%
Mohawk Industries, Inc., 5.85%, 09/18/2028	185,000	189,996
NVR, Inc., 3.00%, 05/15/2030	200,000	188,071
		378,067
Household Products-1.20%
Kimberly-Clark Corp., 3.10%, 03/26/2030	195,000	185,987
Procter & Gamble Co. (The), 3.00%, 03/25/2030	190,000	181,762
		367,749
Industrial Conglomerates-1.21%
3M Co., 2.38%, 08/26/2029	190,000	178,299
Honeywell International, Inc., 1.75%, 09/01/2031	220,000	191,479
		369,778
Insurance-15.25%
Aflac, Inc., 3.60%, 04/01/2030	190,000	184,117
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	170,000	184,263
Athene Global Funding, 5.58%, 01/09/2029(b)	185,000	187,717
	Principal Amount	Value
Insurance-(continued)
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	$193,000	$178,993
Corebridge Global Funding, 4.85%, 06/06/2030(b)	180,000	180,351
Equitable America Global Funding, 4.95%, 06/09/2030(b)	170,000	170,442
Equitable Financial Life Global Funding, 5.00%, 03/27/2030(b)	190,000	190,907
F&G Global Funding, 4.50%, 01/09/2029(b)	190,000	186,686
Five Corners Funding Trust II, 2.85%, 05/15/2030(b)	210,000	195,690
GA Global Funding Trust, 5.50%, 01/08/2029(b)	180,000	182,085
Guardian Life Global Funding, 4.80%, 04/28/2030(b)	190,000	191,313
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	200,000	189,609
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	190,000	189,384
Met Tower Global Funding, 4.00%, 01/14/2029(b)	190,000	187,664
MetLife, Inc., 4.55%, 03/23/2030	180,000	181,185
Metropolitan Life Global Funding I, 2.95%, 04/09/2030(b)	190,000	178,807
New York Life Global Funding, 5.00%, 01/09/2034(b)	180,000	180,494
New York Life Insurance Co., 5.88%, 05/15/2033(b)	197,000	205,907
Northwestern Mutual Global Funding
4.90%, 06/12/2028(b)	185,000	186,780
4.30%, 01/13/2031(b)	200,000	197,647
Pacific Life Global Funding II, 4.38%, 02/03/2031(b)	200,000	198,333
Pricoa Global Funding I, 4.70%, 05/28/2030(b)	190,000	190,558
Principal Financial Group, Inc., 2.13%, 06/15/2030	200,000	181,468
Principal Life Global Funding II, 4.65%, 05/18/2029(b)	190,000	189,871
RGA Global Funding, 4.35%, 08/25/2028(b)	190,000	188,736
		4,679,007
Interactive Media & Services-0.58%
Alphabet, Inc., 4.80%, 02/15/2036, (Acquired 02/27/2026; Cost $183,044)(d)	180,000	178,053
IT Services-0.64%
International Business Machines Corp., 3.50%, 05/15/2029	200,000	195,031
Machinery-2.43%
Caterpillar Financial Services Corp., Series L, 4.30%, 05/15/2029	200,000	200,010
John Deere Capital Corp., 4.95%, 07/14/2028	180,000	182,987
Parker-Hannifin Corp., 3.25%, 06/14/2029	200,000	193,412
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	170,000	167,552
		743,961
Media-0.59%
Comcast Corp., 4.15%, 10/15/2028	180,000	179,517
Oil, Gas & Consumable Fuels-4.81%
Chevron Corp., 2.24%, 05/11/2030	199,000	183,875
Chevron USA, Inc., 4.50%, 10/15/2032	180,000	180,305
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ConocoPhillips Co.
6.95%, 04/15/2029	$165,000	$176,482
4.70%, 01/15/2030	180,000	181,333
Exxon Mobil Corp., 3.48%, 03/19/2030	200,000	194,156
Hess Corp., 7.30%, 08/15/2031	160,000	179,881
Pioneer Natural Resources Co., 1.90%, 08/15/2030	200,000	180,646
TotalEnergies Capital USA LLC (France), 4.25%, 01/13/2031	200,000	197,628
		1,474,306
Paper & Forest Products-0.58%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	195,000	179,444
Passenger Airlines-0.54%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	166,667	166,837
Personal Care Products-0.64%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	210,000	196,019
Pharmaceuticals-2.45%
Eli Lilly and Co., 4.38%, 05/20/2031	190,000	189,070
Johnson & Johnson, 1.30%, 09/01/2030	205,000	181,955
Merck & Co., Inc., 2.15%, 12/10/2031	220,000	194,532
Pfizer, Inc., 3.45%, 03/15/2029	190,000	186,013
		751,570
Professional Services-0.66%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	230,000	202,484
Residential REITs-1.81%
AvalonBay Communities, Inc., 2.30%, 03/01/2030	190,000	175,705
Camden Property Trust, 2.80%, 05/15/2030	200,000	187,052
ERP Operating L.P., 3.00%, 07/01/2029	200,000	191,714
		554,471
Retail REITs-1.22%
Regency Centers L.P., 3.70%, 06/15/2030	190,000	184,255
Simon Property Group L.P., 2.45%, 09/13/2029	202,000	189,386
		373,641
Semiconductors & Semiconductor Equipment-3.69%
Analog Devices, Inc., 2.10%, 10/01/2031	220,000	194,450
Applied Materials, Inc., 1.75%, 06/01/2030	200,000	180,116
Lam Research Corp., 4.00%, 03/15/2029	180,000	178,515
NVIDIA Corp., 2.85%, 04/01/2030	200,000	189,903
Texas Instruments, Inc., 4.90%, 03/14/2033	185,000	188,571
Xilinx, Inc., 2.38%, 06/01/2030	215,000	199,042
		1,130,597
	Principal Amount	Value
Software-2.49%
Adobe, Inc., 2.30%, 02/01/2030	$210,000	$194,563
Cadence Design Systems, Inc., 4.30%, 09/10/2029	190,000	188,882
Microsoft Corp., 3.50%, 02/12/2035(c)	210,000	195,282
ServiceNow, Inc., 1.40%, 09/01/2030	210,000	184,397
		763,124
Specialized REITs-0.63%
Prologis L.P., 2.25%, 04/15/2030	210,000	193,340
Specialty Retail-0.63%
Home Depot, Inc. (The), 2.95%, 06/15/2029	200,000	192,438
Technology Hardware, Storage & Peripherals-0.61%
Apple, Inc., 1.65%, 02/08/2031	210,000	187,183
Textiles, Apparel & Luxury Goods-1.26%
NIKE, Inc., 2.85%, 03/27/2030	210,000	198,483
Ralph Lauren Corp., 2.95%, 06/15/2030	200,000	188,056
		386,539
Tobacco-0.66%
Altria Group, Inc., 4.80%, 02/14/2029	200,000	201,337
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,505,848)		30,380,802
	Shares
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $67,467)	67,467	67,467
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $30,573,315)		30,448,269
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.67%
Invesco Private Government Fund, 3.58%(e)(f)(g)	228,110	228,110
Invesco Private Prime Fund, 3.75%(e)(f)(g)	591,897	592,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $820,125)		820,125
TOTAL INVESTMENTS IN SECURITIES-101.94% (Cost $31,393,440)		31,268,394
OTHER ASSETS LESS LIABILITIES-(1.94)%		(595,499)
NET ASSETS-100.00%		$30,672,895
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $6,914,638, which represented 22.54% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,996	$1,745,717	$(1,707,246)	$-	$-	$67,467	$1,867
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,121	4,450,301	(4,331,312)	-	-	228,110	11,795 *
Invesco Private Prime Fund	283,804	9,329,318	(9,020,993)	(28)	(86)	592,015	32,000 *
Total	$421,921	$15,525,336	$(15,059,551)	$(28)	$(86)	$887,592	$45,662

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$30,380,802	$-	$30,380,802
Money Market Funds	67,467	820,125	-	887,592
Total Investments	$67,467	$31,200,927	$-	$31,268,394